MATCH FUNDED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2012
Match Funded Liabilities

Match funded liabilities, as more fully described in Note 1 — Principles of Consolidation — Variable Interest Entities, are comprised of the following at:

Borrowing Type	Interest Rate(1)	Maturity(2)	Amortization Date(2)	Unused Borrowing Capacity(3)	Balance Outstanding
					September 30, 2012	December 31, 2011
Class A Term Note	1-Month LIBOR + 225 bps	Aug. 2043	Aug. 2013	$—	$496,494	$—
Class B Term Note	1-Month LIBOR + 525 bps	Aug. 2043	Aug. 2013	—	52,176	—
Class C Term Note	1-Month LIBOR + 625 bps	Aug. 2043	Aug. 2013	—	26,457	—
Class D Term Note	1-Month LIBOR + 725 bps	Aug. 2043	Aug. 2013	—	24,873	—
Class A Variable Funding Note	1-Month LIBOR + 250 bps	Aug. 2043	Aug. 2013	23,074	295,882	—
Class B Variable Funding Note	1-Month LIBOR + 550 bps	Aug. 2043	Aug. 2013	9,702	30,969	—
Class C Variable Funding Note	1-Month LIBOR + 650 bps	Aug. 2043	Aug. 2013	5,107	15,730	—
Class D Variable Funding Note	1-Month LIBOR + 750 bps	Aug. 2043	Aug. 2013	4,705	14,831	—
Class A Term Money Market Fund Note	65 bps	Sep. 2013	Sep. 2012	—	244,615	—
Class B Term Money Market Fund Note	275 bps	Sep. 2044	Sep. 2014	—	28,500	—
Class A Draw Money Market Fund Note	1-Month LIBOR + 200 bps	Sep. 2044	Sep. 2014	—	20,385	—

				$42,588	$1,250,912	$—

(1)	The weighted average interest rate at September 30, 2012 was 2.90%. We pay interest monthly.
(2)	The amortization date is the date on which the revolving period ends under each Advance Facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the due date for all outstanding balances. After the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note outstanding, and any new advances are ineligible to be financed.
(3)	Our unused borrowing capacity is available to us if we have additional eligible collateral to pledge and meet other borrowing conditions. We pay a 0.75% fee on the unused borrowing capacity. As of September 30, 2012, there were not sufficient eligible servicing advances available to support any additional borrowings under this facility.